Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 604,988	¥ 651,620
Provision for loan losses		57,996	34,207
Charge-offs	[1]	71,649	87,273
Recoveries		6,182	5,205
Net charge-offs		65,467	82,068
Others	[2]	(5,260)	2,647
Allowance for loan losses at end of period		592,257	606,406
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs	[1]	58,800	67,924
Recoveries		5,126	4,854
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		155,114	153,167
Provision for loan losses		16,117	9,467
Charge-offs	[1]	12,849	19,349
Recoveries		1,056	351
Allowance for loan losses at end of period		¥ 154,428	¥ 146,952

[1]	Charge-offs consist of the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2019 and 2018.